Notes Payable	3 Months Ended
Mar. 31, 2013
Notes
Notes Payable

5 - Notes Payable

8% Convertible Promissory Notes

During the first quarter of 2013, we received $6,944,350 pursuant to a private placement of 8% convertible promissory notes (the “8% Notes”). On March 20, 2013, the Company’s Board of Directors authorized an increase from maximum proceeds of $7,000,000 to maximum proceeds of $8,500,000, with a new closing date of April 5, 2013, subject to a ten business day extension at the Company’s option. As of the final closing date of April 19, 2013, a total of $7,757,344 in proceeds had been raised. On March 27, 2013, the Company exercised its option to convert all principal and accrued interest received prior to the end of the quarter to common shares (see below). On April 26, 2013, the Company exercised its option to convert all principal received following the end of the quarter and prior to the final closing date of the financing to common shares.  A total of $2,250,000 of the proceeds was used to finance the Travora acquisition. We will use the balance of the proceeds to finance our remaining financial commitments pursuant to the Travora acquisition and for working capital purposes. The terms of the 8% Notes are as follows:

•    Bearing interest at 8% per annum,

•    Principal and interest due and payable on or before February 15, 2015,

•    Prepayable by the Company upon 30 days’ notice,

•    The 8% Notes are convertible into MediaShift common stock at the rate of $3.00 per share subject to antidilution provisions which provide that if the Company issues securities at a price below the conversion price of the 8% Notes, the conversion price will be reduced to the lower amount,

•    The 8% Notes may be converted at any time prior to maturity date at the option of the holder or the Company, and

•    8% Note holders received warrants to purchase MediaShift common stock in an amount equal to the number of shares the 8% Notes are convertible into. Half of the warrants are exercisable at $4.00 per share and half are exercisable at $6.00 per share.

The maximum number of common shares that may be issued through, as applicable, the conversion of the 8% Notes and accrued interest and the exercise of the warrants which were sold in this private placement, is 5,193,346 shares.  The 8% Notes were offered and sold by officers and directors of the Company who received no remuneration for the sale of the securities, as well as by three placement agents who received commission of 6% of principal raised by those agents. Sales of the 8% Notes were made pursuant to Section 4(a)(5) and Section 4(a)(2) of the Securities Act, and Rule 506 promulgated thereunder, solely to “accredited investors” as defined in Rule 501(a) of Regulation D.  The securities sold in this transaction were not registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The 8% Note’s conversion feature was determined to be an embedded derivative liability and therefore was bifurcated from the note and recorded at fair value at issuance and is required to be adjusted to fair value at the end of each reporting period. The collective fair value of the conversion feature at the date of issuance calculated using the Black Scholes model totaled $2,694,671. The Company recorded the fair value of the conversion feature as a contra liability offsetting the respective term loan amounts and a corresponding derivative liability, that will be marked to market at each reporting period. The 8% Notes were issued with two year warrants to purchase an aggregate of 241,000 common shares at $3.00 per share and 241,000 common shares at $6.00. The warrants are exercisable immediately after issuance and expire in 2 years. The fair value of the warrants of $3,696,327 was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: dividend yield of 0%, expected volatility ranging from 194% to 245%, risk free interest rate ranging from 0.12% to 0.25% and a contractual life of two years. The Company recorded the relative fair value of the warrants of $1,951,767 to loan warrant discount as a contra liability offsetting the respective term loan amounts. The total discount attributable to the issuance of the 8% Notes was $4,646,438.  On March 27, 2013, the 8% Notes were extinguished by the company, on that date the collective fair value of the conversion feature was $3,389,589. Accordingly, the Company recorded the change in fair value of $694,918 as a loss on derivative liabilities for the three month period ended March 31, 2013. The 8% Notes were extinguished via the issuance of 2,335,723 shares of common stock with a fair value of $10,393.967.  The net carry value of the related debt and conversion feature was $5,683,594.  Accordingly the company recorded a $4,710,423 loss on extinguishment of debt.

A total of 2,335,723 shares of common stock with a fair value of $10,393,967 was issued in retirement of the 8% notes.  A loss of $4,710,423 was recorded on the extinguishment.

On March 20, 2013, the Company received consent from the outstanding 8% promissory note holders to increase the maximum issuance from $7,000,000 to $8,500,000. The private placement was closed on April19, 2013, and an additional $812,994 in 8% convertible promissory notes were issued. On April 26, 2013, the principal, along with accrued interest, was converted into 271,844 common shares of the Company.

10% Convertible Notes

On November 5, 2012, the Company issued an aggregate of $500,000 in two year 10% convertible notes (the “10% Notes”) to two investors, and on November 7, 2012 the Company issued an aggregate of $500,000 in two year 10% convertible notes to three additional investors. The 10% Notes may be prepaid by the Company with fifteen days’ notice, and may be converted into the Company’s common stock at the lesser of 80% of the Company’s fair market value at the time of conversion or $8.00 per share. The 10% Notes were issued with two year warrants to purchase an aggregate of 100,000 common shares at $6.50 per share. The warrants are exercisable immediately after issuance and expire in 2 years. The fair value of the warrants of $284,251 was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: dividend yield of 0%, expected volatility of 102% and 104%, risk free interest rate of 0.28% and 0.27% and a contractual life of two years. The Company recorded the fair value of the warrants of $284,251 to loan warrant discount as a contra liability offsetting the respective term loan amounts on the Balance Sheet.

The fair value of the conversion feature on December 31, 2012 calculated using the Black Scholes model totaled $534,251 and is reflected as a discount to the 10% Notes. The discount attributable to the issuance date aggregate fair value of the conversion options and warrants, totaling $750,292, was amortized using the straight line interest method over the term of the 10% Notes. The intrinsic value of the conversion option in the 10% Notes totaling $534,251 was calculated in accordance with ASC 470 and recorded, on the issuance date, as additional paid in capital and a corresponding reduction of the carrying value of the 10% Notes. The discount remaining was $422,949  and $750,293 as of March 31, 2013 and December 31,2012 respectively.

Line of Credit

In March 2011, the Company entered into a lending facility that provides for advances of up to $500,000 with interest at 12% per annum payable monthly. The facility was provided by an investor in our preferred stock.  As of December 31, 2011 and 2012, there was no balance outstanding on the facility.